Regulatory Matters - Schedule of Infrastructure Surcharge (Details) $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($)
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	$ 53
January 1, 2026
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	11
April 1, 2026
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	7
Pennsylvania
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	18
Indiana
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	15
West Virginia
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	2
Missouri
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	13
Illinois
Public Utilities, General Disclosures [Line Items]
Total infrastructure surcharge authorizations	$ 5